GOING CONCERN (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jul. 31, 2023
Notes and other explanatory information [abstract]
Cash and cash equivalents	$ 7,700
Total current liabilities	2,600
Net (loss) income	5,900
Cash used in operating activities	$ 3,500
Cash on hand		$ 6,400